8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of Stock options outstanding (Tables)	12 Months Ended
Jan. 31, 2022
Tables/Schedules
Schedule of Stock options outstanding

The following stock options were outstanding at January 31, 2022:

Number of Options Outstanding	Number CurrentlyExercisable	Exercise Price	Expiry Date

700,000	700,000	$3.00	November 1, 2022
100,000	100,000	$1.00	June 26, 2023
100,000	100,000	$2.00	February 23, 2026
2,175,000	2,125,000	$3.00	August 17, 2026